Earnings/(loss) per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted earnings per share
The Company calculates basic and diluted earnings per share as follows:

	For the six-month period ended June 30, 2023	For the six-month period ended June 30, 2024
Numerator
Net income/(loss)	388,125	(7,970,332)
Less: Cumulative dividends on Series A Perpetual Convertible Preferred Shares	(20,833)	(379,166)
Less: Down round deemed dividend on Series A Perpetual Convertible Preferred Shares	—	(2,862,000)

Net income/(loss) attributable to common shareholders, basic and diluted	367,292	(11,211,498)

Denominator
Weighted average number of shares outstanding, basic	31,826	2,429,488
Weighted average number of shares outstanding, diluted	74,683	2,429,488

Earnings/ (loss) per share, basic	11.54	(4.61)
Earnings/ (loss) per share, diluted	5.20	(4.61)